UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE


   Report for the Calendar Year or Quarter Ended: December 31, 2006

   Check here if Amendment [  ]; Amendment Number: _____
        This Amendment (Check only one.):  [ ] is a restatement.
                                           [ ] adds new holdings entries.

   Institutional Investment Manager Filing this Report:

   Name:     Global Capital Management, Inc.
   Address:  601 Carlson Parkway, Suite 200
             Minnetonka, Minnesota  55305

   Form 13F File Number:  28-7050

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:     Michael J. Frey
   Title:    Chairman and Chief Executive Officer
   Phone:    (952) 476-7200

   Signature, Place, and Date of Signing:

   /s/ Michael J. Frey       Minnetonka, Minnesota  February 9, 2007
   -----------------------
   Michael J. Frey

   Report Type (Check only one.):

   [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [   ]     13F COMBINATION REPORT.  (Check here if a portion of the
             holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)








                            Form 13F SUMMARY PAGE

   Report Summary:

        Number of Other Included Managers:                 2

        Form 13F Information Table Entry Total:           47

        Form 13F Information Table Entry Total:      155,553
                                                 (thousands)

   List of Other Included Managers:

        No.  Form 13F File Number          Name

        1    28-7048                       EBF & Associates, L.P.

        2    28-5089                       Hunter Capital
                                           Management, L.P.

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                                                         FORM 13F INFORMATION TABLE
                                                         --------------------------

                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----



ARMSTRONG WORLD INDS INC NEW COM               04247X102    3,443       81,223  SH       Defined     1      81,223
ARMSTRONG WORLD INDS INC NEW COM               04247X102    1,849       43,617  SH       Defined     2      43,617
BP PLC                       SPONSORED ADR     055622104    1,436       21,400  SH       Defined     1                     21,400
BP PLC                       SPONSORED ADR     055622104      980       14,600  SH       Defined     2                     14,600
CONSTAR INTL INC NEW         COM               21036U107      400       57,213  SH       Defined     1      57,213
CONSTAR INTL INC NEW         COM               21036U107    1,126      160,808  SH       Defined     2     160,808
CHEVRON CORP NEW             COM               166764100    5,015       68,200  SH       Defined     1      68,200
DEUTSCHE TELEKOM AG          SPONSORED ADR     251566105    4,404      242,000  SH       Defined     1                    242,000
DEUTSCHE TELEKOM AG          SPONSORED ADR     251566105    2,937      161,400  SH       Defined     2                    161,400
GENERAL MTRS CORP            DEB SR CONV B     370442733    3,590      169,400  SH       Defined     1                    169,400
GENERAL MTRS CORP            DEB SR CONV B     370442733    2,072       97,800  SH       Defined     2                     97,800
HOME DEPOT INC               COM               437076102    3,108       77,400  SH       Defined     1      77,400
KULICKE & SOFFA INDS INC     COM               501242101        0       39,000      PUT  Defined     1                     39,000
KULICKE & SOFFA INDS INC     COM               501242101        0       39,000      PUT  Defined     2                     39,000
U S AIRWAYS GROUP INC        COM               90341W108    6,220      115,500  SH       Defined     1     115,500
U S AIRWAYS GROUP INC        COM               90341W108    1,858       34,500  SH       Defined     2      34,500
LOUISIANA PAC CORP           COM               546347105    3,014      140,000  SH       Defined     1     140,000
NTL INC DEL                  COM               62941W101   14,250      564,599  SH       Defined     1     564,599
NTL INC DEL                  COM               62941W101    9,717      384,978  SH       Defined     2     384,978
NEW PLAN EXCEL RLTY TR INC   NOTE  3.700% 9/1  648053AH9    2,814    2,800,000  PRN      Defined     1                  2,800,000
NEW PLAN EXCEL RLTY TR INC   NOTE  3.700% 9/1  648053AH9    1,206    1,200,000  PRN      Defined     2                  1,200,000
OWENS CORNING NEW            COM               690742101    4,674      156,315  SH       Defined     1     156,315
OWENS CORNING NEW            COM               690742101    1,540       51,496  SH       Defined     2      51,496
OMNIVISION TECHNOLOGIES INC  COM               682128103    2,866      210,000  SH       Defined     1     210,000
PILGRIMS PRIDE CORP          COM               721467108    1,742       59,200  SH       Defined     1      59,200
PILGRIMS PRIDE CORP          COM               721467108    1,654       56,200  SH       Defined     2      56,200
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1  749121BY4    9,443    6,000,000  PRN      Defined     1                  6,000,000
QWEST COMMUNICATIONS INTL IN NOTE 3.500% 11/1  749121BY4    3,148    2,000,000  PRN      Defined     2                  2,000,000
ROYAL DUTCH SHELL PLC        SPONS ADR A       780259206    2,371       33,500  SH       Defined     1                     33,500
ROYAL DUTCH SHELL PLC        SPONS ADR A       780259206    1,366       19,300  SH       Defined     2                     19,300
SANDERSON FARMS INC          COM               800013104    1,729       57,066  SH       Defined     1      57,066
SANDERSON FARMS INC          COM               800013104    1,157       38,200  SH       Defined     2      38,200
TANGER PPTYS LTD PARTNERSHIP NOTE  3.750% 8/1  875484AE7    3,449    2,975,000  PRN      Defined     1                  2,975,000
TANGER PPTYS LTD PARTNERSHIP NOTE  3.750% 8/1  875484AE7    1,478    1,275,000  PRN      Defined     2                  1,275,000
SPDR TR                      UNIT SER 1        78462F103      237        1,670  SH       Defined     1                      1,670
SPDR TR                      UNIT SER 1        78462F103      237        1,670  SH       Defined     2                      1,670
TYSON FOODS INC              CL A              902494103    1,875      114,000  SH       Defined     1     114,000
TYSON FOODS INC              CL A              902494103    1,250       76,000  SH       Defined     2      76,000
TIME WARNER TELECOM INC      DBCV  2.375% 4/0  887319AC5    9,029    7,175,000  PRN      Defined     1                  7,175,000
TIME WARNER TELECOM INC      DBCV  2.375% 4/0  887319AC5    6,072    4,825,000  PRN      Defined     2                  4,825,000
UAL CORP                     DBCV  5.000% 2/0  902549AE4   13,921   11,963,916  PRN      Defined     1                 11,963,916
UAL CORP                     DBCV  5.000% 2/0  902549AE4    5,632    4,840,000  PRN      Defined     2                  4,840,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW     92857W209    2,518       90,650  SH       Defined     1      90,650
VERIZON COMMUNICATIONS       COM               92343V104    4,487      120,485  SH       Defined     1     120,485
EXXON MOBIL CORP             COM               30231G102    2,866       37,400  SH       Defined     1      37,400










                                                           VALUE      SHARES OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)    PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE  SHARED    NONE
---------------------------- --------------    -----    ----------  ----------- --- ---- ---------- -----  ----  ------    ----


YOUNG BROADCASTING INC       CL A              987434107      893      316,550  SH       Defined     1     316,550
YOUNG BROADCASTING INC       CL A              987434107      480      170,290  SH       Defined     2     170,290
                                                          _______

Totals                       47 DATA RECORDS              155,553                2 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED




Notes:
  1 - EBF & Associates, L.P.
  2 - Hunter Capital Management


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